Property, Plant and Equipment - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Interest capitalized		$ 0	$ 0	$ 0
Recognized impairment loss	$ 2,977	88,231	91,247	64,996
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Reclassified the plant held for sale as non-current assets held for sale			670,656
Accumulated depreciation and impairment [member]
Disclosure of detailed information about financial instruments [line items]
Recognized impairment loss		$ 88,231	91,247	$ 64,996
Reclassified the plant held for sale as non-current assets held for sale			$ 284,613